Restructuring (Tables)	12 Months Ended
Dec. 25, 2021
Restructuring and Related Activities [Abstract]
Schedule of Charges Incurred	Charges incurred in part of the Canada Restructuring Plan included:

	Year Ended	Year Ended	Year Ended
	December 25, 2021	December 26, 2020	December 28, 2019
Facility consolidation(1)
Inventory valuation adjustments	$—	$596	$3,799
Labor expense	—	682	1,751
Consulting and legal fees	26	192	225
Other expense	5	1,118	2,126
Rent and related charges	—	1,535	584
Severance	466	707	617

Exit of certain lines of business(2)
Inventory valuation adjustments	—	—	535
Gain on disposal of assets	—	—	(458)
Other expense	—	—	488
Total	$497	$4,830	$9,667
(1)	Facility consolidation includes inventory valuation adjustments associated with SKU rationalization, labor expense related to organizing inventory and equipment in preparation for the facility consolidation, consulting and legal fees related to the project, and other expenses. The labor, consulting, and legal expenses were included in selling, general and administrative expense (“SG&A”) on the Consolidated Statement of Comprehensive Loss. The inventory valuation adjustments were included in cost of sales on the Consolidated Statement of Comprehensive Loss.
(2)	As part of the restructuring, the Company is exiting a manufacturing business line. Related charges included adjustments to write inventory down to net realizable value, asset impairment charges, and employee severance, which were included in cost of sales, other income and expense, and SG&A on the Consolidated Statement of Comprehensive Loss, respectively.
Charges incurred in part of the United States Restructuring Plan included:

	Year Ended	Year Ended
	December 25, 2021	December 26, 2020
Management realignment & integration
Severance	$111	$886
Inventory valuation adjustments	—	—
Facility closures
Severance	—	903
Inventory valuation adjustments	—	1,568
Other	319	1,422
Total	$430	$4,779

Schedule of Restructuring Reserve by Type of Cost

The following represents the roll forward of restructuring reserves for the year ended December 25, 2021:

Severance and
related expense
Balance as of December 28, 2019	$1,121
Restructuring charges	707
Cash paid	(1,519)
Balance as of December 26, 2020	$309
Restructuring charges	466
Cash paid	(436)
Balance as of December 25, 2021	$339

The following represents a roll forward of the restructuring reserves for the year ended December 25, 2021:

Severance and
related expense
Balance as of December 29, 2019	$3,286
Restructuring charges	1,789
Cash paid	(4,250)
Balance as of December 26, 2020	$825
Restructuring charges	111
Cash paid	(936)
Balance as of December 25, 2021	$—